DERIVATIVES AND HEDGE ACCOUNTING (Details 2) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Notional amounts and fair values of AIG's derivative instruments:
Derivative Assets, Notional Amount	$ 106,089,000,000	$ 190,257,000,000
Derivative Assets, Fair Value	9,660,000,000	16,311,000,000
Derivative Liabilities, Notional Amount	125,062,000,000	204,853,000,000
Derivative Liabilities, Fair Value	12,097,000,000	15,380,000,000
Derivative assets, Counterparty netting	(3,660,000,000)	(6,298,000,000)
Derivative assets, Cash collateral	(1,501,000,000)	(4,096,000,000)
Total derivative assets, net	4,499,000,000	5,917,000,000
Derivative liabilities, Counterparty netting	(3,660,000,000)	(6,298,000,000)
Derivative liabilities, Cash collateral	(2,786,000,000)	(2,902,000,000)
Total derivative liabilities, net	5,651,000,000	6,180,000,000
Less: Bifurcated embedded derivative liabilities, fair value	918,000,000	445,000,000
Total derivative assets on consolidated balance sheet	4,499,000,000	5,917,000,000
Total derivative liabilities on consolidated balance sheet	4,733,000,000	5,735,000,000
Collateral
Collateral posted to third parties for derivative transactions	4,700,000,000	4,300,000,000
Collateral obtained from third parties for derivative transactions	1,600,000,000	4,200,000,000
AIGFP
Notional amounts and fair values of AIG's derivative instruments:
Derivative Assets, Notional Amount	86,128,000,000	168,033,000,000
Derivative Assets, Fair Value	7,063,000,000	12,268,000,000
Derivative Liabilities, Notional Amount	90,241,000,000	173,226,000,000
Derivative Liabilities, Fair Value	8,854,000,000	12,379,000,000
All other derivatives
Notional amounts and fair values of AIG's derivative instruments:
Derivative Assets, Notional Amount	19,961,000,000	22,224,000,000
Derivative Assets, Fair Value	2,597,000,000	4,043,000,000
Derivative Liabilities, Notional Amount	34,821,000,000	31,627,000,000
Derivative Liabilities, Fair Value	$ 3,243,000,000	$ 3,001,000,000